COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2017
Guarantor Obligations [Line Items]
Rent expenses	$ 2,599	$ 2,568	$ 2,548
Outstanding inventory purchase commitments	19,183	13,494
Inventory purchase commitments, sole or limited suppliers	6,408	5,530
Amount of claim, including interest, penalties and legal fees	10,849
Principal Amount of Claim	1,200			$ 6,900
Aggregate amount of guarantees	152,422
Restricted cash collateral	29,438
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees	$ 145,673
OCS [Member]
Guarantor Obligations [Line Items]
Percentage of amount funded for research and development projects	100.00%
Accrued royalties	$ 1,396	1,237
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	5.00%
BIRD [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	5.00%
Percentage of amount funded for research and development projects	150.00%
Accrued royalties	$ 202	202
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses	$ 11,184	$ 10,278	$ 8,333